Accrued Liabilities and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

6. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following as of September 30, 2021 and December 31, 2020:

	2021	2020
Education and union fund and social insurance payable	$376,017	$373,740
Consulting and legal expenses	41,090	31,090
Accrued payroll and welfare	256,727	255,278
Other	55,947	66,588
Total	$729,781	$726,696

7. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Education and union fund and social insurance payable	$373,740	$843,807
Consulting and legal expenses	31,090	40,602
Accrued payroll and welfare	255,278	254,882
Other	66,588	45,460
Total	$726,696	$1,184,751